Assumptions Used to Compute Grant Date Value of Options (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Schedule Of Share-Based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Dividend yield	$ 0	$ 0
Expected volatility	87.90%	103.20%
Risk-free interest rate	1.13%	2.69%
Expected lives	3 years	3 years